Summary of material accounting policies - Changes in IFRS Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Changes In Accounting Policies [Line Items]
Changes in IFRS Accounting Standards and Interpretations

Note 1

Summary of material accounting policies (continued)
b) Changes in IFRS Accounting Standards and Interpretations

IFRS 18, Presentation and Disclosure in Financial Statements
In

April

2024,

the

IASB

issued

a

new

standard,

IFRS 18,
Presentation

and

Disclosure

in

Financial

Statements,

which
replaces IAS 1, Presentation of Financial Statements
. The main changes introduced by IFRS 18 relate

to:
– the structure of income statements;
–
new disclosure requirements for management performance

measures; and
–
enhanced guidance on aggregation and disaggregation

of information on the face of

financial statements and in the
notes thereto.
IFRS 18 is

effective from

1 January 2027

and will

also apply

to comparative

information. UBS

AG will

first apply

these
new requirements in the Annual Report 2027 and, for interim

reporting, in the first quarter 2027 interim report. UBS AG
is assessing the

impact of

the new

requirements on

its reporting

but expects

it to be

limited. UBS

AG will evaluate

the
grouping of items

in the primary

financial statements

and in the

notes thereto

based on new

principles of aggregation
and disaggregation in IFRS 18.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
In

May

2024,

the

IASB

issued
Amendments

to

the

Classification

and

Measurement

of

Financial

Instruments

–
Amendments to IFRS 9 and IFRS 7

(the Amendments).
The Amendments relate to:
–
derecognition of financial liabilities settled through electronic transfer systems;
–
assessment of contractual cash

flow characteristics in classifying

financial assets, including those

with environmental,
social and corporate

governance and similar features,

non-recourse features, and

contractually linked instruments; and
–
disclosure

of

information

about

financial

instruments

with

contingent

features

that

can

change

the

amount

of
contractual cash flows, as well as equity instruments designated at fair value through other comprehensive income.
The

Amendments

are

effective

from

1 January

2026,

with

early

application

permitted

either

for

the

entire

set

of
amendments

or

for

only

those

that

relate

to

classification

of

financial

instruments.

UBS

AG

is

currently

assessing

the
impact of the new requirements on its financial statements.
Other amendments to IFRS Accounting Standards
The IASB has issued

a number of

minor amendments to

IFRS Accounting Standards,

effective from

1 January 2024 and
later. These amendments do not have or

are not expected to

have a significant effect on

UBS AG when they are adopted.